Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment, net	R$ 109,057	R$ 82,201
Linx Pay Meios de Pagamentos Ltda.
Property, plant and equipment
Property, plant and equipment, net	31,028	4,449
Cost
Property, plant and equipment
Property, plant and equipment, net	208,477	167,584	R$ 146,330
Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment, net	(99,420)	(85,383)	(72,057)
Computers and electronics
Property, plant and equipment
Property, plant and equipment, net	58,150	21,611
Computers and electronics | Cost
Property, plant and equipment
Property, plant and equipment, net	117,051	58,270	44,908
Computers and electronics | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment, net	(58,901)	(36,659)	(31,381)
Vehicles
Property, plant and equipment
Property, plant and equipment, net	4,081	4,308
Vehicles | Cost
Property, plant and equipment
Property, plant and equipment, net	8,179	9,745	9,580
Vehicles | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment, net	(4,098)	(5,437)	(4,772)
Furniture and fixtures
Property, plant and equipment
Property, plant and equipment, net	6,251	9,629
Furniture and fixtures | Cost
Property, plant and equipment
Property, plant and equipment, net	9,919	16,447	14,420
Furniture and fixtures | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment, net	(3,668)	(6,818)	(5,341)
Facilities, machinery and equipment
Property, plant and equipment
Property, plant and equipment, net	14,111	19,668
Facilities, machinery and equipment | Cost
Property, plant and equipment
Property, plant and equipment, net	23,830	36,810	35,179
Facilities, machinery and equipment | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment, net	(9,719)	(17,142)	(13,949)
Leasehold improvements
Property, plant and equipment
Property, plant and equipment, net	22,047	23,433
Leasehold improvements | Cost
Property, plant and equipment
Property, plant and equipment, net	44,144	41,956	37,887
Leasehold improvements | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment, net	(22,097)	(18,523)	(15,945)
Asset under development
Property, plant and equipment
Property, plant and equipment, net	998
Asset under development | Cost
Property, plant and equipment
Property, plant and equipment, net	998
Real estate
Property, plant and equipment
Property, plant and equipment, net	2,413	2,546
Real estate | Cost
Property, plant and equipment
Property, plant and equipment, net	3,350	3,350	3,350
Real estate | Accumulated depreciation/amortization
Property, plant and equipment
Property, plant and equipment, net	(937)	(804)	(669)
Land and others
Property, plant and equipment
Property, plant and equipment, net	1,006	1,006
Land and others | Cost
Property, plant and equipment
Property, plant and equipment, net	R$ 1,006	R$ 1,006	R$ 1,006